Significant capital and funding transactions - Additional Information (Detail) $ in Millions, $ in Millions			6 Months Ended
	Dec. 23, 2019 CAD ($)	Dec. 17, 2019 USD ($) shares	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of consolidated or unconsolidated structured entities [line items]
Deposits			$ 1,009,447	$ 886,005
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Deposits			45,300	39,800
Covered bonds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding			117,700	$ 53,900
Preference shares [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Number of depositary shares purchased | shares		200,000
Total consideration, including accrued dividends		$ 6
Subordinated debentures [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Dated subordinated liabilities			$ 2,000
Interest rate	2.88%		2.99%
Maturity	December 23, 2029		December 6, 2024
Redemption date			Dec. 06, 2019
Percentage of principal amount			100.00%
Dated subordinated issued	$ 1,500
Borrowings adjustment to interest rate	0.89%
Borrowings, interest rate basis	December 23, 2024